Income Taxes - Details of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income taxes
Depreciation, amortization and valuation of fixed assets	¥ 12,604	¥ 10,043
Investments in subsidiaries and affiliates	54,678	177,175
Valuation of financial instruments	46,321	146,800
Accrued pension and severance costs	7,850	17,999
Other accrued expenses and provisions	102,922	106,436
Operating losses	437,899	341,177
Other	3,991	5,228
Gross deferred tax assets	666,265	804,858
Less-Valuation allowance	(490,603)	(522,220)	(490,986)	(461,966)
Total deferred tax assets	175,662	282,638
Investments in subsidiaries and affiliates	107,020	88,631
Valuation of financial instruments	54,524	53,367
Undistributed earnings of foreign subsidiaries	736	2,960
Valuation of fixed assets	21,204	21,950
Other	4,899	4,210
Total deferred tax liabilities	188,383	171,118
Net deferred tax assets (liabilities)	¥ (12,721)	¥ 111,520